SCHEDULE OF ALLOWANCE FOR ACCOUNTS RECEIVABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance as of the beginning of year	$ 1,428,805	$ 407,480	$ 400,262
Additions charged to bad debt expense		1,428,805	29,287
Effect of disposal subsidiaries		(407,480)
Translation adjustments	27,066		(22,069)
Balance as of the end of year	$ 1,455,871	$ 1,428,805	$ 407,480